Annual Total Returns [BarChart] - TCW Relative Value Dividend Appreciation Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(1.78%)
Annual Return 2012	20.73%
Annual Return 2013	35.33%
Annual Return 2014	9.84%
Annual Return 2015	(4.76%)
Annual Return 2016	16.68%
Annual Return 2017	11.17%
Annual Return 2018	(14.07%)
Annual Return 2019	26.83%
Annual Return 2020	4.07%